DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DEPOSITS AND OBLIGATIONS [Abstract]
Schedule of detailed information of deposits and obligations
a)	This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Saving deposits	52,375,813	54,769,045
Demand deposits	48,229,323	48,467,248
Time deposits (c)	41,290,011	37,478,269
Severance indemnity deposits	3,185,603	3,824,629
Bank’s negotiable certificates	1,194,653	1,418,740
Total	146,275,403	145,957,931
Interest payable	1,429,591	1,062,856
Total	147,704,994	147,020,787

Schedule of detailed information of non-interest bearing and interest-bearing deposits and obligations
b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2023	2022
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	37,627,288	39,370,497
In other countries	4,607,210	3,975,654
	42,234,498	43,346,151

Interest-bearing -
In Peru	94,452,833	92,276,991
In other countries	9,588,072	10,334,789
	104,040,905	102,611,780
Total	146,275,403	145,957,931

Schedule of detailed information of balances of time deposits by maturity
c)	The balance of time deposits classified by maturity is as follows:

	2023	2022
	S/(000)	S/(000)

Up to 3 months	23,975,997	17,201,364
From 3 months to 1 year	11,420,212	12,688,483
From 1 to 3 years	2,472,740	4,144,424
From 3 to 5 years	327,136	502,291
More than 5 years	3,093,926	2,941,707
Total	41,290,011	37,478,269